NON-CONTROLLING INTEREST (NCI)	12 Months Ended
Dec. 31, 2019
Disclosure Of Noncontrolling Interests [Abstract]
NON-CONTROLLING INTEREST (NCI)

9. NON-CONTROLLING INTEREST (NCI)

The following table presents the summarized financial information for Evolution, TCTS and Mexmaken, the Company's subsidiaries which have NCI's. This information represents amounts before intercompany eliminations.

December 31, 2019
$
Current assets	3,466,115
Non-current assets	9,463,080
Current liabilities	18,306,038
Non-current liabilities	1,691,801
Revenues for the year ended	2,263,370
Net loss for the year ended	(6,225,672)

The net change in non-controlling interest is as follows:

Total
$
Balance, December 31, 2018	162,471
Change in ownership interest	(177,178)
Share of loss for the year	(3,170,031)
Currency translation adjustment	(172,549)
Balance, December 31, 2019	(3,357,287)

As of December 31, 2019, the Company held a 50% ownership in TCTS, 90% ownership in Mexmaken and 65% ownership in Evolution with $919,976, $111,962 and $2,325,349 NCI balance, respectively.

The Company has recasted comparative information as at December 31, 2018 for the non-controlling interest, to correct losses attributed to non-controlling interests during the year ended December 31, 2019. As a result, the deficiency attributable to shareholders of the company decreased by $223,612 and the non-controlling interest increased by the same amount. There was no impact to the Company's cash flows or profit or loss for the year ended December 31, 2018 and no impact to the consolidated financial statements for the year ended December 31, 2017.